Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 01, 2012
Document And Entity Information
Entity Registrant Name	SMTP, Inc.
Entity Central Index Key	0001506439
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,841,500
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,862,951	$ 1,978,809	$ 591,063
Accounts Receivable	50,881	4,226	15,577
Deferred income taxes	153,320	206,283	157,962
Other current assets	35,129	26,042	28,250
Total current assets	2,102,281	2,215,360	792,852
Property and equipment, net of accumulated depreciation of $13,390, $11,608 $6,555 at March 31, 2012, December 31, 2011 and December 31, 2010, respectively.	147,533	149,315	4,019
Intangibles, net of accumulated amortization of $7,766, $7,432 and $6,002 at March 31, 2012, December 31, 2011 and December 31, 2010, respectively.	1,234	1,568	2,736
Deferred income taxes	2,741	2,214	709
Deposits	29,995	29,995	69,400
Total assets	2,283,784	2,398,452	869,716
Liabilities and Shareholder's Equity
Deferred revenue	358,138	335,425	297,158
Income taxes payable	175,285	458,631	100,306
Allowance for refunds and chargebacks	8,291	7,202	2,166
Accrued expenses and other	83,610	173,587	172,282
Total current liabilities	625,324	974,845	571,912
Shareholder's equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued or outstanding at Mach 31, 2012 and December 31, 2011
Common stock, $0.001 par value, 50,000,000 shares authorized,13,841,500 shares issued and outstanding at March 31, 2012 and December 31, 2011; and 13,440,000 shares issued and outstanding at December 31, 2010	13,842	13,842	13,440
Additional paid in capital	306,952	276,924	57,155
Retained earnings	1,337,666	1,132,841	227,209
Total shareholder's equity	1,658,460	1,423,607	297,804
Total liabilities and shareholder's equity	$ 2,283,784	$ 2,398,452	$ 869,716

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Property and equipment, net of accumulated depreciation	$ 13,390	$ 11,608	$ 6,555
Intangibles, net of accumulated amortization	$ 7,766	$ 7,432	$ 6,002
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued and outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	50,000,000	50,000,000	50,000,000
Common stock, issued and outstanding	13,841,500	13,841,500	13,440,000

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenues	$ 1,247,414	$ 932,258	$ 4,279,243	$ 2,735,752
Cost of services	306,347	195,847	822,790	639,241
Gross profit	941,067	736,411	3,456,453	2,096,511
Operating expenses:
Sales and marketing	226,775	70,805	361,395	276,249
General and administrative	278,657	318,370	1,168,398	852,530
Research and development	113,598	75,995	351,090	225,392
Total operating expenses	619,030	465,170	1,880,883	1,354,171
Operating income:	322,037	271,241	1,575,570	742,340
Other income:
Interest income		184	559	1,310
Total other income		184	559	1,310
Income before income taxes	322,037	271,425	1,576,129	743,650
Provision for income tax	117,212	114,064	670,497	348,749
Net income	$ 204,825	$ 157,361	$ 905,632	$ 394,901
Net income per share:
Basic	$ 0.01	$ 0.01	$ 0.07	$ 0.03
Diluted	$ 0.01	$ 0.01	$ 0.06	$ 0.03
Weighted average common shares outstanding
Basic	13,841,500	13,567,222	13,773,566	13,440,000
Diluted	15,431,961	13,567,222	15,154,264	13,440,000

Statement of Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Equity Balance (Equity) at Dec. 31, 2009	$ 13,440	$ 41,496	$ (167,692)	$ (112,756)
Beginning Balance (Shares) at Dec. 31, 2009	13,440,000
Stock based compensation - stock options		15,659		15,659
Warrants for services rendered
Issuance of common stock, net of issuance costs (Shares)
Issuance of common stock, net of issuance costs (Equity)
Shares issued for services rendered (Shares)
Shares issued for services rendered (Equity)
Net Income			394,901	394,901
Ending Balance (Equity) at Dec. 31, 2010	13,440	57,155	227,209	297,804
Ending Balance (Shares) at Dec. 31, 2010	13,440,000
Stock based compensation - stock options		46,737		46,737
Warrants for services rendered		73,768		73,768
Issuance of common stock, net of issuance costs (Shares)	400,000
Issuance of common stock, net of issuance costs (Equity)	400	96,416		96,816
Shares issued for services rendered (Shares)	1,500
Shares issued for services rendered (Equity)	2	2,848		2,850
Net Income			905,632	905,632
Ending Balance (Equity) at Dec. 31, 2011	$ 13,842	$ 276,924	$ 1,132,841	$ 1,423,607
Ending Balance (Shares) at Dec. 31, 2011	13,841,500

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 204,825	$ 157,361	$ 905,632	$ 394,901
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,116	658	6,221	3,128
Stock-based compensation	30,028	87,394	123,355	15,659
Allowance for refunds and chargebacks	1,089	3,511	5,036	(7,543)
Deferred Income Taxes	52,436	(17,992)	(49,826)	4,588
Changes in assets and liabilities:
Accounts receivable	(46,655)	4,053	11,351	(15,577)
Other assets	(9,087)	(36,259)	2,208	(97,650)
Deposits			39,405
Income taxes payable	(283,346)	(100,306)	358,325	70,863
Accrued expenses and other	(89,977)	(99,797)	1,305	130,074
Deferred revenue	22,713	21,425	38,267	(26,880)
Net cash provided by operating activities	(115,858)	20,048	1,441,279	471,563
Cash flows from investing activities:
Purchases of property and equipment			(150,349)	(3,164)
Net cash used in by investing activities			(150,349)	(3,164)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of offering costs		96,816	96,816
Proceeds from shareholder				100,000
Repayments of amounts due to shareholder				(100,000)
Net cash provided by financing activities		96,816	96,816
Change in cash and cash equivalents	(115,858)	116,864	1,387,746	468,399
Cash and cash equivalents, beginning of period	1,978,809	591,063	591,063	122,664
Cash and cash equivalents, end of period	1,862,951	707,927	1,978,809	591,063
Supplemental cash flow disclosures:
Cash paid for income taxes	$ 348,122	$ 279,362	$ 359,362	$ 273,315

Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Organization and Basis of Presentation

Note 1: Organization and Basis of Presentation

Background

The Company was incorporated in Massachusetts on October 14, 1998 as EMUmail, Inc. and changed its name on April 1, 2010 to SMTP.com, Inc. The Company focuses on the execution of email delivery for marketing and enterprise application customers. The Company has customers for both corporate and personal email delivery. The Company’s services are marketed directly by the Company and through reseller partners.

On November 23, 2010, the Company formed a Delaware corporation, SMTP, Inc. for the purpose of changing the structure of the Company from a Massachusetts corporation to a Delaware corporation and to increase the number of authorized shares outstanding. Also on November 23, 2010, the Company entered into a Merger agreement between SMTP, Inc. and SMTP.com, Inc. whereby the surviving corporation would be SMTP, Inc. (the “Surviving Corporation”), the newly formed Delaware corporation. The Surviving Corporation has an authorized capital structure of 50,000,000 shares of common stock, par value $0.001 per share and 5,000,000 shares of preferred stock, par value $0.001 per share. Under the terms of the Merger agreement, the Company’s existing 100 shares of ownership (which are held by a sole shareholder) were exchanged for 13,440,000 shares of common stock in the Surviving Corporation. All financial statements have been retroactively restated to show the effects of this recapitalization.

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of only normal recurring accruals, necessary for a fair statement of financial position, results of operations, and cash flows. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the financial statements and the accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2011. The accounting policies are described in the “Notes to Financial Statements” in the 2011 Annual Report on Form 10-K and updated, as necessary, in this Form 10-Q. The year-end balance sheet data presented for comparative purposes was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States. The results of operations for the three months ended March 31, 2012 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Certain reclassifications have been made to prior period reported amounts to conform to current year presentation.

Fair Value of Financial Instruments

U.S. GAAP establishes a fair value hierarchy which has three levels based on the reliability of the inputs to determine the fair value. These levels include: Level 1, defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for use when little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash, accounts receivable and accounts payable. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of the short-term nature of these items.

Income Taxes

Provision for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740, Accounting for Income Taxes. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. There are no uncertain tax positions taken by the Company on its tax returns. Tax years subsequent to 2006 remain open to examination by U.S. federal and state tax jurisdictions.

In determining the quarterly provision for income taxes, the Company uses an estimated annual effective tax rate, statutory tax rates and tax planning opportunities available to the Company in the jurisdictions in which it operates. This includes recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns to the extent pervasive evidence exists that they will be realized in future periods. The deferred tax balances are adjusted to reflect tax rates by tax jurisdiction, based on currently enacted tax laws, which are expected to be in effect in the years in which the temporary differences are expected to reverse. In accordance with the Company’s income tax policy, significant or unusual items are separately recognized in the quarter in which they occur.

Revenue Recognition

The Company recognizes revenue from its services when it is probable that the economic benefits associated with the transactions will flow to the Company and the amount of revenue can be measured reliably. This is normally demonstrated when: (i) persuasive evidence of an arrangement exists; (ii) the fee is fixed or determinable; (iii) performance of service has been delivered; and (iv) collection is reasonably assured.

The Company provides Internet-based services to facilitate email deliverability, including bulk and transactional sending, reputation management, compliance auditing, abuse processing and diagnostics. The Company’s services are offered over various contractual periods for a fixed fee that varies based on a maximum volume of transactions. Revenues are typically paid by clients via credit card, check or wire payments at the inception of the contractual period. Revenue is recognized on a straight-line basis over the contractual period.

The Company offers refunds on a pro-rata basis at any time during the contractual period. The Company also experiences credit card chargebacks relating to cardholder disputes that are commonly experienced by businesses that accept credit cards. The Company makes estimates for refunds and credit card chargebacks based on historical experience.

Net Income (Loss) Per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. For periods prior to March 31, 2011, the Company’s options and warrants to purchase shares of common stock were excluded from the calculation of net income per share because the average market price of the underlying shares during the period was not greater than the exercise price of the options.

Note 1: Organization

The Company was incorporated in Massachusetts on October 14, 1998 as EMUmail, Inc. and changed our name on April 1, 2010 to SMTP.com, Inc. The Company focuses on the execution of email delivery for marketing and enterprise application customers. The Company has customers for both corporate and personal email delivery. The Company’s services are marketed directly by the Company and through reseller partners.

On November 23, 2010, the Company formed a Delaware corporation, SMTP, Inc. for the purpose of changing the structure of the Company from a Massachusetts corporation to a Delaware corporation and to increase the number of authorized shares outstanding. Also on November 23, 2010, the Company entered into a Merger agreement between SMTP, Inc. and SMTP.com, Inc. whereby the surviving corporation would be SMTP, Inc. (the “Surviving Corporation”), the newly formed Delaware corporation. The Surviving Corporation has an authorized capital structure of 50,000,000 shares of common stock, par value $0.001 per share and 5,000,000 shares of preferred stock, par value $0.001 per share. Under the terms of the Merger agreement, the Company’s existing 100 shares of ownership (which are held by a sole shareholder) were exchanged for 13,440,000 shares of common stock in the Surviving Corporation. All financial statements have been retroactively restated to show the effects of this recapitalization.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (U.S. GAAP).

Certain reclassifications have been made to prior reported period amounts to conform to current year presentations.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents are short-term, liquid investments with remaining maturities of three months or less when acquired. Cash and cash equivalents are deposited or managed by major financial institutions and at times are in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits.

Fair Value of Financial Instruments

U.S. GAAP establishes a fair value hierarchy which has three levels based on the reliability of the inputs to determine the fair value. These levels include: Level 1, defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for use when little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash, accounts receivable and accounts payable. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of the short-term nature of these items.

Intangibles

Our intangible assets consist of a domain name. All such assets are capitalized at their original cost and amortized over their estimated useful lives. The Company evaluates its intangibles for impairment whenever events or circumstances indicate that impairment may have occurred in accordance with the provisions of FASB ASC 350 “Goodwill and Other Intangible Assets”.

Income Taxes

Provision for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740, Accounting for Income Taxes. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. There are no uncertain tax positions taken by the Company on its tax returns. Tax years subsequent to 2006 remain open to examination by U.S. federal and state tax jurisdictions.

In relation to an examination by the Internal Revenue Service on the Company’s 2008 and 2009 tax return, the Company was notified on March 3, 2011 that additional taxes, including interest and penalties, of $42,636 and $4,576 were due for the years ended December 31, 2008 and 2009, respectively. These amounts have been reflected as an income taxes payable at December 31, 2010. The Company paid a total of $47,212 in March 2011 and considers these tax years closed. All other tax years subsequent to 2006 remain open to examination by the U.S. federal and state tax jurisdictions.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful life of the assets. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to operations. Repairs and maintenance costs are expensed as incurred.

In 2011 the Company paid $100,000 to a third party for a software license which has been categorized as software within property and equipment. The license will be depreciated over its expected useful life on the straight-line method over five (5) years. As of December 31, 2011, the license had not been placed into service.

Estimated useful lives are as follows:

Computing equipment	3 years
Software	5 years

Revenue Recognition

The Company recognizes revenue from its services when it is probable that the economic benefits associated with the transactions will flow to the Company and the amount of revenue can be measured reliably. This is normally demonstrated when: (i) persuasive evidence of an arrangement exists; (ii) the fee is fixed or determinable; (iii) performance of service has been delivered; and (iv) collection is reasonably assured.

The Company provides Internet-based services to facilitate email deliverability, including bulk and transactional sending, reputation management, compliance auditing, abuse processing and diagnostics. The Company’s services are offered over various contractual periods for a fixed fee that varies based on a maximum volume of transactions. Revenues are typically paid by clients via credit card, check or wire payments at the inception of the contractual period. Revenue is recognized on a straight-line basis over the contractual period.

The Company offers refunds on a pro-rata basis at any time during the contractual period. The Company also experiences credit card chargebacks relating to cardholder disputes that are commonly experienced by businesses that accept credit cards. The Company makes estimates for refunds and credit card chargebacks based on historical experience.

Deferred Revenue

The Company’s customers pay for services in advance on a monthly, quarterly, annual, bi-annually and quinquennially basis. Deferred revenue consists of payments received in advance of the Company’s providing the services. Deferred revenues are amortized on a straight-line basis in connection with the contractual period.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents. At December 31, 2011 and 2010, the Company had substantially all cash balances at financial institutions within federally insured limits. The Company maintains its cash balances with accredited financial institutions. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

For the years ended December 31, 2011, and 2010, there were no customers that accounted for more than 10% of total revenue.

Cost of Services

Cost of services consists primarily of the direct labor costs, credit card fees, software costs, and fees paid to resellers of the Company’s product.

Advertising Costs

The Company expenses advertising costs as incurred.

Research and Development costs

Research and development cost are charged to expenses when incurred and include salaries and related cost of personnel engaged in research and development activities.

Net Income (Loss) Per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. For the year ended December 31, 2010, the Company’s options and warrants to purchase shares of common stock were excluded from the calculation of net income per share because the average market price of the underlying shares during the period was not greater than the exercise price of the options.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements (“ASU 2011-04”) in GAAP and International Financial Reporting Standards (“IFRS”). Under ASU 2011-04, the guidance amends certain accounting and disclosure requirements related to fair value measurements to ensure that fair value has the same meaning in GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. ASU 2011-04 is effective for public entities during interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted. The Company does not believe that the adoption of this guidance will have a material impact on the financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires companies to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Since ASU 2011-05 only amends the disclosure requirements concerning comprehensive income, the adoption of ASU 2011-05 will not affect the consolidated financial position, results of operations or cash flows of the Company.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

Note 3: Intangible Assets

Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Impairment is determined to exist if the anticipated future cash flow attributable to the asset is less than its carrying value. The asset is then reduced to the net present value of the anticipated future cash flow.

Domain Name

Domain name represents the cost of an internet domain. The cost is amortized on the straight-line method over its estimated useful life of fifteen (15) years.

	December 31, 2011	December 31, 2010

Cost basis	$ 9,000	$ 9,000
Less: accumulated amortization	(7,432)	(6,002)
	$ 1,568	$ 2,998

Amortization expense for the year ended December 31, 2011 and 2010 was $1,168 and $834 respectively. Estimated amortization expense for each of the ensuing years through December 31, 2013 is $1,336 per year.

Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Commitments & Contingencies

Note 2: Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of March 31, 2012.

Consulting Services

On July 15, 2010, the Company entered into an agreement with a third party to provide various consulting services for the Company in connection with an anticipated filing of a registration statement with the Securities and Exchange Commission.  Under the terms of the agreement, which was amended in November 2010 to clarify certain provisions, the consultant is to receive $40,000 cash and 800,000 warrants to purchase the Company’s common stock at an exercise price of $0.625 per share with a contractual term of 5 years.  The warrants are contingently issuable upon the earlier (a) twenty business days after notification by the SEC that any registration statement filed on behalf of the Company has been declared effective or (b) upon a change of control of the Company or (c) upon notification by the Company that it decided not to continue retaining the services of the consultant.  The warrants are fully vested upon issuance.

On March 23, 2011, in relation to the agreement entered into with a third party to provide various consulting services for the Company, the Company issued 800,000 warrants to purchase common stock at an exercise price of $0.625 per share with a term of 5 years. The warrants were fully vested at the date of grant and the Company recognized an expense of $73,768 equal to the grant date fair value of the warrants using the following assumptions: volatility of 68%; risk-free interest rate of 2.07%; and expected term of 5 years.  The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on March 23, 2016 and have a remaining contractual life of four years as of March 31, 2012.  There are no other warrants outstanding as of March 31, 2012.

During fiscal year December 31, 2011, the Company paid $40,000 for the consulting services under the contract.

Operating Leases and Service Contracts

The Company rents its facilities on a month-to-month basis. Most of its service contracts are also on a month-to-month basis. Future minimum payments under noncancelable service contracts are as follows for the years ended December 31:

2012	13,815
2013	18,420
2014	6,905
2015	-
2016	-
Thereafter	-
Total	$ 39,140

Change in Officers and Employment Agreements

On May 1, 2012, Mr. William Morrison resigned as the Vice President of Engineering of the Company. As a result of his departure, Mr. Morrison also resigned as an officer of the Company. Mr. Morrison did not receive any severance as part of his resignation. Of the 100,000 options granted on January 26, 2011, 25,000 vested and 75,000 remained unvested and were forfeited.

Note 10: Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2011.

Operating Leases and Service Contracts

The Company rents its facilities on a month-to-month or quarter-to-quarter basis. Most of its service contracts are also on a month-to-month basis. However, the Company entered into several noncancelable service contracts during the year ended December 31, 2011.  Future minimum payments under noncancelable service contracts are as follows for the years ended December 31:

2012	18,420
2013	18,420
2014	6,905
2015	-
2016	-
Thereafter	-
Total	$ 43,745

Employment Agreement

On July 1, 2010, the Company entered into an employment agreement with Richard Harrison, their President and Chief Operating Office.  Under the terms of the agreement, Mr. Harrison will receive an annual base salary of $175,000 in years one and two of his service to the Company. The employment agreement also provides that Mr. Harrison be entitled to an annual bonuses of $75,000 and $125,000 for years one and two, respectively. The bonuses are based upon meeting a percentage of the Company’s quarterly growth goal and are to be paid quarterly and proportional to growth goal attainment for both under and overachievement. The employment agreement provides that a review by the Chief Executive Officer and Chairman and possibly a board committee for compensation plan will occur in July 2011, which will review performance and set overall compensation plan structure for the third and future years of service. The employment agreement, which was amended in November 2010 to clarify certain provisions, further provides that Mr. Harrison receive 960,000 options with a four-year vesting period beginning on August 1, 2010 at an exercise price of .25. The options have a ten-year term (see Note 9: Stock-Based Compensation).

Consulting Services

On July 15, 2010, the Company entered into an agreement with a third party to provide various consulting services for the Company in connection with an anticipated filing of a registration statement with the Securities and Exchange Commission.  Under the terms of the agreement, which was amended in November 2010 to clarify certain provisions, the consultant is to receive $40,000 cash and 800,000 warrants to purchase the Company’s common stock at an exercise price of $0.625 per share with a contractual term of 5 years.  The warrants are contingently issuable upon the earlier (a) twenty business days after notification by the SEC that any registration statement filed on behalf of the Company has been declared effective or (b) upon a change of control of the Company or (c) upon notification by the Company that it decided not to continue retaining the services of the consultant.  The warrants are fully vested upon issuance.  As of December 31, 2011, the Company paid $40,000 for the consulting services.

In March 2011, in relation to the agreement entered into with a third party to provide various consulting services for the Company in connection with an anticipated filing of a registration statement with the Securities and Exchange Commission, the Company issued 800,000 warrants to purchase common stock at an exercise price of $0.625 per share with a term of 5 years. The warrants became fully vested upon issuance.

In June 2011 the Company entered into a consulting agreement with a third party and issued 1,500 shares of common stock for $2,850 in services.

Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Shareholders' Equity

Note 3: Shareholders’ Equity

During February and March of 2011, the Company issued and sold 400,000 shares of the Company’s common stock at $0.25 per share.  The sale of the common stock resulted in gross proceeds of $100,000 and net proceeds of $96,816 to the Company after deducting offering costs of $3,184.

Note 4: Shareholders’ Equity

During February and March of 2011, the Company issued and sold 400,000 shares of the Company’s common stock at $0.25 per share. The sale of the common stock resulted in gross proceeds of $100,000 and net proceeds of $96,816 to the Company after deducting offering costs of $3,184. The Company has used a portion of, and intends to continue to use, the proceeds of their initial public offering for product development expenses.

Note 8: Warrants

On March 23, 2011, in connection with a consulting agreement, the Company issued 800,000 warrants to purchase common stock at an exercise price of $0.625 per share with a term of 5 years. The warrants were fully vested at the date of grant and the Company recognized an expense of $73,768 equal to the grant date fair value of the warrants using the following assumptions: volatility of 68%; risk-free interest rate of 2.07%; and expected term of 5 years. The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on March 23, 2016 and have a remaining contractual life of 4.2 years as of December 31, 2011.  The intrinsic value of the Company’s warrants outstanding was $380,000 at December 31, 2011.

Net Income Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Net Income Per Share

Note 4: Net Income Per Share

Computation of net income per share is as follows:

	Three Months Ended March 31,
	2012	2011

Net income attributable to SMTP.com	$ 204,825	$ 157,361

Basic weighted average common shares outstanding	13,841,500	13,567,222
Add incremental shares for:
Warrants	516,688
Stock options	1,073,773	-
Diluted weighted average common shares outstanding	15,431,961	13,567,222

Net income per share:
Basic	$ 0.01	$ 0.01
Diluted	$ 0.01	$ 0.01

Note 5: Net Income Per Share

Computation of net income per share is as follows:

	Year Ended December 31,
	2011	2010

Net income attributable to SMTP.com	$ 905,632	$ 394,901

Basic weighted average common shares outstanding	13,773,566	13,440,000
Add incremental shares for:
Warrants	423,085
Stock options	957,613	-
Diluted weighted average common shares outstanding	15,154,264	13,440,000

Net income (loss) per share:
Basic	$ 0.07	$ 0.03
Diluted	$ 0.06	$ 0.03

Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Stock Based Compensation

Note 5:  Stock-Based Compensation

The Company has historically granted stock options to certain vendors and employees.  On January 26, 2011, the Company granted 384,000 stock options at a strike price of $0.25 that vest equally over a four year period.  The grant date fair value of the awards was $54,736 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 68%, risk-free rate of return of 2.4%, stock price of $0.25 and expected term of 6.25 years.  The options expire in 2021.

On January 23, 2012, the Company granted 533,000 stock options at a strike price of $1.59 that vest equally over a four year period.  The grant date fair value of the awards was $394,625 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 54%, risk-free rate of return of 1.2%, stock price of $1.59 and expected term of 6.25 years.  The options expire in 2022.

The volatility used was based on historical volatility of similar sized companies due to lack of historical data of the Company’s stock price. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award.  The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the three months ended March 31, 2012 and 2011, the Company recognized expense of $30,028 and $13,626, respectively. At March 31, 2012, future stock compensation expense (net of estimated forfeitures) not yet recognized was $492,238 and will be recognized over a weighted average remaining vesting period of 2.03 years.  The following summarizes stock option activity for the three months ended March 31, 2012:

		Weighted	Weighted	Weighted
		Average	Average	Average
	Number of	Exercise	Fair	Remaining
	Shares	Price	Value	Contractual Life
Outstanding at December 31, 2011	1,318,000	$ 0.25	$ 0.16
Granted at market price	533,000	1.59	0.82
Exercised	-
Forfeited	-
Outstanding at March 31, 2012	1,851,000	0.64	0.35	8.8
Exercisable	422,833	$ 0.25	$ 0.16	8.4

The following table summarizes information about the Company’s stock options at March 31, 2012:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	422,833	$ 0.25	895,167	0.25	1,318,000	$ 0.25
$1.59 per share	-	-	533,000	1.59	533,000	$ 1.59

Note 9:  Stock-Based Compensation

On November 23, 2010, the Company approved a 2010 Employee Stock Plan and reserved up to 1,360,000 shares of the Company’s common stock for issuance under the plan.

On April 29, 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the plan from 1,360,000 to 2,500,000.

On July 1, 2010, the Company entered into an employment agreement with Richard Harrison, its President and Chief Operating Officer. The employment agreement, which was amended in November 2010 to clarify certain provisions, further provides that Mr. Harrison receive 960,000 options with a four-year vesting period beginning on August 1, 2010 at an exercise price of $0.25. The options have a ten-year term.

The Company has historically granted stock options to certain vendors and employees. On January 26, 2011, the Company granted 384,000 stock options at a strike price of $0.25 that vest equally over a four year period. The grant date fair value of the awards was $54,736. The options expire in 2021.

Awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2011	2010
Volatility	68%	68%
Risk-free interest rate	2.40%	1.80%
Expected term	6.3 years	6.3 years
Forfeiture rate	10%	0%
Dividend yield rate	0%	0%

The volatility used was based on historical volatility of similar sized companies due to lack of historical data of the Company’s stock price. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award.  The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the years ended December 31, 2011 and 2010, the Company recognized expense of $46,737 and $15,659, respectively. At December 31, 2011, future stock compensation expense (net of estimated forfeitures) not yet recognized was $127,642 and will be recognized over a weighted average remaining vesting period of 1.3 years.  The following summarizes stock option activity for the year ended December 31, 2011:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Fair Value	Weighted- Average Remaining Contractual Term (in years)

Outstanding at December 31, 2010	960,000	$ 0.25	$ 0.16
Granted at market price	384,000	0.25	0.16
Exercised		-	-
Forfeited	(26,000)	-	-
Outstanding at December 31, 2011	1,318,000	$ 0.25	$ 0.16	8.7

Exerciseable at December 31, 2011	283,333	$ 0.25	$ 0.16	8.5

The following summarizes information about the Company’s stock options at December 31, 2011:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	283,333	$ 0.25	1,034,667	0.25	1,318,000	$ 0.25

The intrinsic value of the Company’s stock options outstanding was $1,120,300 at December 31, 2011.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Income Taxes

Note 6: Income Taxes

During the quarter ended March 31, 2012, the Company recorded an income tax provision of $117,212, which was comprised of a current provision of $64,776 and a deferred provision of $52,436.

Note 6: Income Taxes

The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Income taxes for years ended December 31, is summarized as follows:

	2011	2010

Current provision	$ 720,323	$ 344,178
Deferred provision (benefit)	(49,826)	4,571
Net income tax provision	$ 670,497	$ 348,749

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	2011		2010
	Amount	Percent	Amount	Percent

Federal statutory rates	$ 535,884	34%	$ 252,841	34%
State income taxes	98,823	6%	70,647	10%
Other	29,598	2%	23,027	3%
Permanent differences	6,192	0%	2,234	0%
Effective rate	$ 670,497	42%	$ 348,749	47%

The following is a summary of the components of the Company’s deferred tax assets:

	2011	2010
Deferred tax assets (liabilities) - current:
Accounts receivable	$ (9,655)	$ -
Prepaid Expenses	(7,667)	-
Stock-based compensation	26,275	6,306
Provisions and accruals	62,254	19,868
Deferred revenue	135,076	119,666
Total current deferred tax assets (liabilities)	206,283	145,840
Deferred tax assets (liabilities) - long-term:
Plant and equipment	2,216	711
Total net deferred tax assets	$ 208,499	$ 146,551

As of December 31, 2011, the Company did not have tax operating loss carry forwards.  No valuation allowances have been established for deferred tax assets based on a “more likely than not” threshold. The ability to realize deferred tax assets depends on our ability to generate sufficient taxable income within the carry forward periods provided in the tax law, which management estimate they will.

We have considered the following possible sources of taxable income when assessing the realization of our deferred tax assets:

·	Future reversal of existing taxable temporary differences;
·	Taxable income or loss, based on recent results, exclusive of reversing temporary differences and carry forwards; and
·	Tax-planning strategies.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 7: Related Party Transactions

Amounts due to shareholder

In February 2010, the Company provided a loan of $100,000 at an annualized interest rate of 3% to its shareholder. The loan, plus $1,000 in interest, was repaid by the shareholder in July 2010.

Leased administrative facilities

During 2009 and from January through June of 2010, the Company’s then sole shareholder leased certain administrative facilities to the Company. Rent expense on the facilities during the years ended December 31, 2011 and 2010 was $0 and $1,800, respectively. In lieu of rental payments, the Company paid for certain repairs and maintenance on the facilities. Additionally, the Company paid for additional repairs and maintenance and improvements on the facilities totaling $0 and $72,885 for the years ended December 31 2011 and 2010, respectively, which was deemed compensation to the Company’s shareholder. In July 2010 the Company started paying rent of $300 on a month to month basis to a third party for use of the Company’s corporate headquarters. As of December 31, 2011, the Company pays approximately $8,000 per month in total rent for 3 offices in Cambridge, MA, Kiev, Ukraine, and Odessa, Ukraine, under lease agreements between one and three months.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

Note 7: Subsequent Events

On April 26, 2012, the Company announced it would distribute up to $1.9 million in cash to its shareholders in the form of a Special Dividend on May 31, 2012 for shareholders of record as of May 21, 2012. Additionally, the Company intends to commence the payment of a regular quarterly dividend to its common stockholders, initially in the amount of $200,000 per quarter, which will be included with the special dividend payment and will be paid on May 31, 2012 to the same special dividend Record Date shareholders. The initial quarterly dividend represents approximately 90% of one fiscal quarter of the Company’s 2011 net after tax earnings.

On April 30, 2012 William Heath Morrison resigned as the registrant’s VP of Engineering. Mr. Morrison did not serve on the registrant’s board of directors.

On May 8, 2012 the Company filed with the Securities Exchange Commission form S-1 for the registration of their Common Stock, $.001 par value.  The amount of shares to be registered was 800,000. On May 9, 2012, the warrant to purchase 800,000 shares of common stock at an exercise price of $.625 per share was exercised with total proceeds to the Company of $500,000.

Note 11: Subsequent Events

On January 12, 2012 Matt Mankins resigned from the board of directors. On January 12, 2012, the Company’s board of directors appointed Mark S. Dailey as a member of the board of directors.

Pursuant to the Company’s 2010 Employee Stock Incentive Plan, on January 23, 2012, the Company granted 683,000 stock options at an exercise price of $1.59 per share that vest equally over four years and expire January 22, 2022. Also on January 23, 2012, a Board resolution calling for an annual stipend of $10,000 for each independent director was approved.